Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [line items]
Raw materials	€ 1,550	€ 1,474	€ 1,278
Work in process	5,316	4,985	5,025
Finished goods	2,800	2,501	2,412
Total	9,666	8,960	8,715
Gross value
Disclosure of inventories [line items]
Raw materials	1,676	1,613	1,344
Work in process	5,869	5,663	5,579
Finished goods	3,045	2,748	2,696
Total	10,590	10,024	9,619
Allowances
Disclosure of inventories [line items]
Raw materials	126	139	66
Work in process	553	678	554
Finished goods	245	247	284
Total	€ 924	€ 1,064	€ 904